SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Advance to suppliers	$ 325,852		$ 333,920		$ 244,758
VAT input credits			355,482		307,575
Issue cost related to convertible promissory notes	69,566		81,614		159,000
Prepayment for land use right/ (i)	537,998	[1]	569,105	[1],[2],[3]	615,955	[2],[3]
Security deposit (ii)	53,865	[4]	56,979	[4],[5]	61,670	[5]
Others receivable (iii)	55,989	[6]	53,520	[6]	56,936
Prepaid expenses and other current assets	$ 1,043,270		1,450,620		2,445,894
Deferred marketing expenses					$ 1,000,000

[1]	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $537,998) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2023, the Company will reclassify this prepayment to intangible assets accordingly.
[2]	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $569,105) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2023, the Company will reclassify this prepayment to intangible assets accordingly.
[3]	Other receivables are mainly employee advances, and prepaid expenses.
[4]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $53,865) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by the end of 2023.
[5]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $56,979) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of 2023.
[6]	Other receivables are mainly employee advances, and prepaid expenses.